Consolidated statement of comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Loss for the year	$ (202,272)	$ (417,060)	$ (392,567)
Items that may be reclassified to consolidated statement of operations in subsequent periods (net of tax):
Exchange differences from translation of foreign operations	(40,985)	10,935	(96,997)
Fair value changes on Convertible Notes attributable to changes in credit risks	0	(72,656)
Total other comprehensive loss for the year	(40,985)	(61,721)	(96,997)
Total comprehensive loss for the year	(243,257)	(478,781)	(489,564)
Attributable to:
Shareholders of the parent	(242,905)	(478,595)	$ (489,564)
Non-controlling interests	$ (352)	$ (186)